Fair Value Loss on Embedded Derivatives (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Loss on Embedded Derivatives [Abstract]
Schedule of Fair Value Loss on Embedded Derivatives
	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Fair value loss on embedded derivatives	356,000	-	356,000	-
	356,000	-	356,000	-